INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 9 — INCOME TAXES
The Company’s net deferred tax liability are as follows:

	Year Ended
	December 31, 2021	December 31, 2020
Deferred tax liability
Unrealized gain on marketable securities	$—	(432)
Net operating loss carryforward	199,880

Total deferred tax asset (liability)	199,880	(432)
Valuation allowance	(199,880)	—

Deferred tax liability	$—	$(432)

The income tax provision consists of the following:

	Year Ended
	December 31, 2021	December 31, 2020
Federal
Current	$—	$26,728
Deferred	(199,880)	384
Change in valuation allowance	199,880	—

Income tax provision	$—	$27,112

As of December 31, 2021 and 2020, the Company has $951,808 and $0, respectively, of U.S. federal net operating loss carryovers available and can be carried forward indefinitely.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the change in the valuation allowance was $199,880. The Company files income tax returns in the U.S. federal jurisdiction and New York which remain open and subject to examination.
A reconciliation of the federal income tax rate to the Company’s effective tax rate are as follows:

	Year Ended
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liability	(11.2)%	(22.5)%
Business combination expenses	(6.3)%	0.0%
Valuation allowance	(3.5)%	0.0%

Income tax provision	—%	(1.5)%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction.